Earnings Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings Per Share
Note 2
3
: Earnings Per Share
The basic earnings per share is calculated by dividing the net income going to the shareholders of the Company by the weighted average number of common shares outstanding during the course of the fiscal year.
The instruments that entitle their holders to a portion of the share capital on a deferred basis (BSAs, BSPCEs, SOs and free shares) are considered to be anti-dilutive (3,309,539 instruments in 2017, 3,366,296 instruments in 2018 and 3,972,596 in 2019). These instruments are presented in detail in Note 18. Therefore, the diluted earnings per share are identical to the basic earnings per share.

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Net income of the reporting period	(147,693)	(166,076)	(153,587)
Adjusted weighted average number of outstanding shares	24,757,176	28,924,976	37,007,247

Basic / Diluted earnings per share (€/share)	(5.97)	(5.74)	(4.15)

The weighted average number of common shares outstanding was revalued at
the date of publication to 38,944,899 shares to take into account the offering from the first quarter of 2020,
which includes the
common shares issued in connection with the
partial exercise of the related overallotment option in March 2020. Basic and diluted earnings per share thus amount to €(3.94) per share.